Long-term Bank Loans - Summary of Long-term Bank Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 12,764,690	$ 13,758,581
Less: Unamortized interest on government granted bank loans	(21,609)	(31,612)
Less: Current portion	(2,896,893)	(3,326,042)	$ (92,346)
Syndicated bank loans, excluding current portion	9,867,797	10,432,539	$ 314,562
Long-term bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Unused credit lines of long-term bank loans	$ 4,350,170	$ 7,863,170
Gross carrying amount [member] | Minimum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.525%	1.325%	1.525%
Gross carrying amount [member] | Maximum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range	1.975%	1.875%	1.975%
Gross carrying amount [member] | Government granted bank loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 12,786,299	$ 13,790,193